Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of income tax expense

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Federal
Current	$907	$1,105	$765
Deferred	689	(339)	(499)
Federal income tax	1,596	766	266
State
Current	186	200	175
Deferred	59	(31)	(46)
State income tax	245	169	129
Total income tax provision	$1,841	$935	$395

Reconciliation of expected income tax expense at the federal statutory rate of 35% percent to the Company's applicable income tax expense

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Tax at statutory rate	$2,320	$1,470	$921
State income tax, at statutory rates, net of federal tax benefit	159	110	84
Tax effect of
Tax credits, net of related expenses	(458)	(462)	(421)
Tax-exempt income	(226)	(214)	(202)
Noncontrolling interests	29	18	(11)
Other items	17	13	24
Applicable income taxes	$1,841	$935	$395

Reconciliation of the changes in the federal, state and foreign unrecognized tax positions balances

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Balance at beginning of period	$532	$440	$283
Additions for tax positions taken in prior years	24	116	31
Additions for tax positions taken in the current year	2	30	145
Exam resolutions	(70)	—	(12)
Statute expirations	(9)	(54)	(7)
Balance at end of period	$479	$532	$440

Significant components of net deferred tax asset and liability

(Dollars in Millions)	2011	2010
Deferred Tax Assets
Allowance for credit losses	$1,872	$2,100
Accrued expenses	399	317
Pension and postretirement benefits	281	113
Stock compensation	203	201
Securities available-for-sale and financial instruments	85	393
Federal, state and foreign net operating loss carryforwards	26	52
Partnerships and other investment assets	571	429
Other deferred tax assets, net	96	284
Gross deferred tax assets	3,533	3,889
Deferred Tax Liabilities
Leasing activities	(3,048)	(2,269)
Mortgage servicing rights	(522)	(311)
Goodwill and other intangible assets	(517)	(407)
Loans	(175)	(139)
Fixed assets	(169)	(113)
Other deferred tax liabilities, net	(176)	(176)
Gross deferred tax liabilities	(4,607)	(3,415)
Valuation allowance	(51)	(50)
Net Deferred Tax Asset (Liability)	$(1,125)	$424